Prospectus Supplement	March 15, 2023

Putnam VT Diversified Income Fund
Prospectus dated April 30, 2022

Effective March 31, 2023, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Michael Salm, Chief Investment Officer, Fixed Income, portfolio manager of the fund since 2011

Albert Chan, Head of Portfolio Construction, portfolio manager of the fund since 2020

Robert Davis, Portfolio Manager, portfolio manager of the fund since 2017

Brett Kozlowski, Co-Head of Structured Credit, portfolio manager of the fund since 2017

Robert Salvin, Head of Corporate and Tax-exempt Credit, portfolio manager of the fund since 2022

Sub-advisor

Putnam Investments Limited

Effective March 31, 2023, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Michael Salm	2011	Putnam Management	Chief Investment Officer, Fixed Income
		1997–Present	Previously, Co-Chief Investment Officer, Fixed Income,
			Co-Head of Fixed Income
Albert Chan	2020	Putnam Management	Head of Portfolio Construction
		2002–Present	Previously, Portfolio Manager
Robert Davis	2017	Putnam Management	Portfolio Manager
		1999–Present	Previously, Analyst
Brett Kozlowski	2017	Putnam Management	Co-Head of Structured Credit
		2008–Present	Previously, Portfolio Manager
Robert Salvin	2022	Putnam Management	Head of Corporate and Tax-exempt Credit
		2000–Present	Previously, Co-Head Corporate and Tax-exempt Credit
			and Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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